Equity - Issued Capital (Details) - Schedule of Movements in Spare Share Capital - 6 months ended Jun. 30, 2023	AUD ($) shares	USD ($) $ / shares shares
Schedule Of Movements In Spare Share Capital [Abstract]
Beginning Balance, Date	Jan. 01, 2023	Jan. 01, 2023
Beginning Balance, Shares	1,331,279,665	1,331,279,665
Beginning Balance, Amount	$ 41,636,762	$ 27,592,288
Expiry of options, Shares
Expiry of options, Amount	$ 45,735	$ 30,308
Cancelation of shares through small parcel buy back, Date	Apr. 27, 2023	Apr. 27, 2023
Cancelation of shares through small parcel buy back, Shares	(4,602,972)	(4,602,972)
Cancelation of shares through small parcel buy back, Issue price | $ / shares		$ 0
Cancelation of shares through small parcel buy back, Amount	$ (30,702)	$ (20,346)
Ending Balance, Date	Jun. 30, 2023	Jun. 30, 2023
Ending Balance, Shares	1,326,676,693	1,326,676,693
Ending Balance, Amount	$ 41,651,795	$ 27,602,250